May 29, 2009

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	GuideStone Funds: Inflation Protected Bond Fund – Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File Nos. 333-53432 and 811-10263)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the above-named series of GuideStone Funds, a Delaware statutory trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”). The Post-Effective Amendment includes a conformed signed signature page, the manually signed original of which is maintained at the office of the Trust.

The Trust is filing this Post-Effective Amendment to complete the information contained in the Trust’s Post-Effective Amendment No. 23 related to the Inflation Protected Bond Fund (“Fund”), a new series of the Trust. Post-Effective Amendment No. 23 was filed on May 11, 2009 (SEC Accession No. 0001193125-09-107085).) In particular, this Post-Effective Amendment provides information about the Fund’s sub-adviser, and makes other, non-material changes to supplement the information contained in Post-Effective Amendment No. 23

As was the case with Post-Effective Amendment No. 23, the information contained in this Post-Effective Amendment conforms substantially to the information contained in the Trust’s combined prospectus and statement of additional information contained in Post Effective Amendment No. 22 to the Trust’s Registration Statement (as filed with the SEC on April 27, 2009). Accordingly, as we discussed more fully in our correspondence accompanying Post-Effective Amendment No. 23, we request that the SEC staff use the limited review procedures of Securities Act Release No. 6510 (Feb. 15, 1984) in reviewing this Post-Effective Amendment.

As discussed in telephone conversations with the Staff, we intend to ask for acceleration of the effective date of this Post Effective Amendment, in lieu of Post Effective Amendment No. 23, to June 22, 2009, or as soon thereafter as practicable.

U.S. Securities and Exchange Commission

May 29, 2009

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9220.

Sincerely,

/s/ Eric S. Purple
Eric S. Purple

Enclosure

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